Contract Balances, Performance Obligations and Contract Costs - Changes in Deferred Revenue and Contract Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2022	Jan. 31, 2022
Contract Balances, Performance Obligations and Contract Costs
Beginning balance	$ 58,700
Recognition of previously deferred revenue	(24,236)
Deferral of revenue	36,034
Increases from business combinations, net	2,035
Effect of movements in foreign exchange	(4,240)
Ending balance	68,293
Current	66,547	$ 56,780
Long-term	1,746
Balance at January 31, 2022	1,443
Transfers to trade receivables from contract assets	(464)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	1,983
Effect of movements in foreign exchange	(3)
Balance at July 31, 2022	$ 2,959